Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Trade receivables	$ 5		$ 5		$ 17
Trade payables	135		135		96
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	197	$ 154	396	$ 326
Cost of goods sold	126	114	262	226
Selling, general and administrative expenses	38	37	76	72
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	325	264	644	494
Cost of goods sold	148	$ 124	243	$ 210
Trade receivables	237		237		102
Trade payables	$ 116		$ 116		$ 97